Finance lease receivables - Nonaccrual finance lease receivables (Details)	Dec. 31, 2022 CNY (¥)
Finance lease receivables
Nonaccrual finance lease receivables	¥ 15,143
Less: allowance for nonaccrual financial lease receivables	(3,110)
Nonaccrual finance lease receivables, net	¥ 12,033